INCOME TAXES	12 Months Ended
Dec. 31, 2017
INCOME TAXES
INCOME TAXES

17.INCOME TAXES

A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Net loss	$(2,879)	$(2,877)
Statutory tax rate	26.0%	26.0%

Expected income tax recovery at the statutory tax rate	(749)	(748)
Permanent differences and other	(2)	(80)
Change in valuation allowance	751	828

Net deferred Income tax recovery	$—	$—

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	December 31, 2017	December 31, 2016
Exploration and evaluation assets	$18	$14
Loss carry-forwards	3,048	2,366
Share issuance costs	237	175
Cumulative eligible capital	32	32
Equipment	93	91

	3,428	2,678
Valuation allowance	(3,428)	(2,678)

Net deferred tax asset	$—	$—

The tax pools relating to these deductible temporary differences expire as follows:

	Canadian non-capital losses	Canadian net-capital losses	Canadian resource pools	Canadian share issue costs
2030	$696	$—	$—	$—
2031	517	—	—	—
2032	645	—	—	—
2033	847	—	—	—
2034	1,484	—	—	—
2035	2,141	—	—	—
2036	2,712	—	—	—
2037	2,622
No expiry	—	57	50,575	912

	$11,664	$57	$50,575	$912